Delaware Funds by Macquarie®

Supplement to the current Summary and Statutory Prospectuses (as applicable) and
Statement of Additional Information (the “SAI”) for each Delaware Fund (each a “Fund” and together, the “Funds”)

1.	Fund Name Changes

Retail Funds

Effective on or about December 31, 2024, the name of each Fund listed below is changed as follows and each related reference is hereby replaced in the Fund’s applicable Prospectuses and SAI:

Current Name	New Name
Retail Funds
Delaware Climate Solutions Fund	Macquarie Climate Solutions Fund
Delaware Corporate Bond Fund	Macquarie Corporate Bond Fund
Delaware Diversified Income Fund	Macquarie Diversified Income Fund
Delaware Emerging Markets Debt Corporate Fund	Macquarie Emerging Markets Debt Corporate Fund
Delaware Emerging Markets Fund	Macquarie Emerging Markets Fund
Delaware Extended Duration Bond Fund	Macquarie Extended Duration Bond Fund
Delaware Floating Rate Fund	Macquarie Floating Rate Fund
Delaware Global Listed Real Assets Fund	Macquarie Global Listed Real Assets Fund
Delaware Growth and Income Fund	Macquarie Growth and Income Fund
Delaware Healthcare Fund	Macquarie Healthcare Fund
Delaware Investments Ultrashort Fund	Macquarie Ultrashort Fund
Delaware Ivy Asset Strategy Fund	Macquarie Asset Strategy Fund
Delaware Ivy Balanced Fund	Macquarie Balanced Fund
Delaware Ivy Core Equity Fund	Macquarie Core Equity Fund
Delaware Ivy Global Bond Fund	Macquarie Global Bond Fund
Delaware Ivy Global Growth Fund	Macquarie Global Growth Fund
Delaware Ivy High Income Fund	Macquarie High Income Fund
Delaware Ivy International Core Equity Fund	Macquarie International Core Equity Fund
Delaware Ivy Large Cap Growth Fund	Macquarie Large Cap Growth Fund
Delaware Ivy Mid Cap Growth Fund	Macquarie Mid Cap Growth Fund
Delaware Ivy Mid Cap Income Opportunities Fund	Macquarie Mid Cap Income Opportunities Fund
Delaware Ivy Multi-Asset Income Fund	Macquarie Multi-Asset Income Fund
Delaware Ivy Natural Resources Fund	Macquarie Natural Resources Fund
Delaware Ivy Science and Technology Fund	Macquarie Science and Technology Fund
Delaware Ivy Smid Cap Core Fund	Macquarie Smid Cap Core Fund
Delaware Ivy Systematic Emerging Markets Equity Fund	Macquarie Systematic Emerging Markets Equity Fund
Delaware Ivy Wilshire Global Allocation Fund	Macquarie Wilshire Global Allocation Fund
Delaware Limited-Term Diversified Income Fund	Macquarie Limited-Term Diversified Income Fund
Delaware Minnesota High-Yield Municipal Bond Fund	Macquarie Minnesota High-Yield Municipal Bond Fund
Delaware National High-Yield Municipal Bond Fund	Macquarie National High-Yield Municipal Bond Fund
Delaware Opportunity Fund	Macquarie Opportunity Fund
Delaware Real Estate Securities Fund	Macquarie Real Estate Securities Fund
Delaware Small Cap Core Fund	Macquarie Small Cap Core Fund
Delaware Small Cap Value Fund	Macquarie Small Cap Value Fund
Delaware Strategic Income Fund	Macquarie Strategic Income Fund

Current Name	New Name
Delaware Tax-Free Arizona Fund	Macquarie Tax-Free Arizona Fund
Delaware Tax-Free California Fund	Macquarie Tax-Free California Fund
Delaware Tax-Free Colorado Fund	Macquarie Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund	Macquarie Tax-Free Idaho Fund
Delaware Tax-Free Minnesota Fund	Macquarie Tax-Free Minnesota Fund
Delaware Tax-Free New York Fund	Macquarie Tax-Free New York Fund
Delaware Tax-Free Oregon Fund	Macquarie Tax-Free Oregon Fund
Delaware Tax-Free Pennsylvania Fund	Macquarie Tax-Free Pennsylvania Fund
Delaware Tax-Free USA Fund	Macquarie Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund	Macquarie Tax-Free USA Intermediate Fund
Delaware Value Fund	Macquarie Value Fund
Delaware Wealth Builder Fund	Macquarie Wealth Builder Fund

Variable Insurance Product Funds

Effective the date of the applicable 2024 prospectus, the name of each Fund listed below is changed as follows and each related reference is hereby replaced in the Fund’s applicable Prospectuses and SAI:

Current Name	New Name
Delaware Ivy VIP Asset Strategy	Macquarie VIP Asset Strategy Series
Delaware Ivy VIP Balanced	Macquarie VIP Balanced Series
Delaware Ivy VIP Core Equity	Macquarie VIP Core Equity Series
Delaware Ivy VIP Corporate Bond	Macquarie VIP Corporate Bond Series
Delaware Ivy VIP Energy	Macquarie VIP Energy Series
Delaware Ivy VIP Global Growth	Macquarie VIP Global Growth Series
Delaware Ivy VIP Growth	Macquarie VIP Growth Series
Delaware Ivy VIP High Income	Macquarie VIP High Income Series
Delaware Ivy VIP International Core Equity	Macquarie VIP International Core Equity Series
Delaware Ivy VIP Limited-Term Bond	Macquarie VIP Limited-Term Bond Series
Delaware Ivy VIP Mid Cap Growth	Macquarie VIP Mid Cap Growth Series
Delaware Ivy VIP Natural Resources	Macquarie VIP Natural Resources Series
Delaware Ivy VIP Pathfinder Aggressive	Macquarie VIP Pathfinder Aggressive Series
Delaware Ivy VIP Pathfinder Conservative	Macquarie VIP Pathfinder Conservative Series
Delaware Ivy VIP Pathfinder Moderate	Macquarie VIP Pathfinder Moderate Series
Delaware Ivy VIP Pathfinder Moderately Aggressive	Macquarie VIP Pathfinder Moderately Aggressive Series
Delaware Ivy VIP Pathfinder Moderately Conservative	Macquarie VIP Pathfinder Moderately Conservative Series
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility	Macquarie VIP Pathfinder Moderate - Managed Volatility Series
Delaware Ivy VIP Science and Technology	Macquarie VIP Science and Technology Series
Delaware Ivy VIP Smid Cap Core	Macquarie VIP Smid Cap Core Series
Delaware Ivy VIP Value	Macquarie VIP Value Series
Delaware VIP Emerging Markets Series	Macquarie VIP Emerging Markets Series
Delaware VIP Fund for Income Series	Macquarie VIP Fund for Income Series
Delaware VIP Growth and Income Series	Macquarie VIP Growth and Income Series
Delaware VIP Growth Equity Series	Macquarie VIP Growth Equity Series
Delaware VIP Investment Grade Series	Macquarie VIP Investment Grade Series

Current Name	New Name
Delaware VIP Limited Duration Bond Series	Macquarie VIP Limited Duration Bond Series
Delaware VIP Opportunity Series	Macquarie VIP Opportunity Series
Delaware VIP Small Cap Value Series	Macquarie VIP Small Cap Value Series
Delaware VIP Total Return Series	Macquarie VIP Total Return Series

2.	Share Class Name Changes

The share class name for the share classes listed below for each applicable Fund will be changed as follows and each related reference is hereby replaced in the Fund’s applicable Prospectuses and SAI on the applicable effective date:

Current Name	New Name	Effective Date
Retail Funds
Class I	Institutional Class	On or about December 31, 2024

Variable Insurance Product Funds
Class I	Standard Class	Date of the applicable 2024 prospectus
Class II	Service Class	Date of the applicable 2024 prospectus

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund or acting on a distribution check.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated January 17, 2024.
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